UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     HMC Investors, L.L.C.

Address:  555 Madison Avenue
          Suite 2800
          New York, New York 10022


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Joel Piassick
Title:    Vice-President
Phone:   (205) 987-5596


Signature, Place and Date of Signing:


/s/ Joel Piassick                   Birmingham, AL              2/17/04
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE [If there are no entries in this list, omit this section.]

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total: 54

Form 13F Information Table Value Total:  $412,215
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name

1.                           Harbert Convertible Arbitrage Master Fund, Ltd.
2.                           HMC Convertible Arbitrage Offshore Manager, L.L.C.
----  -------------------    --------------------------------------------------




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


HMC Investors, L.L.C.
Form 13F Information Table


COLUMN 1                        COLUMN  2         COLUMN 3  COLUMN 4      COLUMN 5         COLUMN 6  COLUMN 7       COLUMN 8

NAME OF                         TITLE OF                     VALUE     SHRS OR    SH/ PUT/ INVSTMNT  OTHER    VOTING AUTHORITY
ISSUER                          CLASS             CUSIP     (X$1000)   PRN AMT    PRN CALL DISCRTN   MGRS   SOLE       SHARED   NONE
------                          -----             -----     --------   -------    -------- -------   ----   ----       ------   ----
AMR CORP                        Common              1765106  $  1,234      95,300 SH       SHARED     1, 2                95,300
ATI TECHNOLOGIES INC            Common              1941103  $    529      35,000 SH       SOLE                35,000
ABBOTT LABS                     Common              2824100  $    932      20,000 SH       SOLE                20,000
ACTIVISION INC NEW              Common              4930202  $  1,365      75,000 SH       SOLE                75,000
AUTOMATIC DATA PROCESSING INC   Common             53015103  $    297       7,500 SH       SOLE                 7,500
BEST BUY COMPANY INC            Common             86516101  $  9,623     184,200 SH       SHARED     1, 2                184,200
BOISE CASCADE CORP              Common             97383103  $    493      15,000 SH       SOLE                15,000
CALPINE CORP                    Common            131347106  $ 32,730   6,804,700 SH       SHARED     1, 2              6,804,700
CIRRUS LOGIC INC                Common            172755100  $    690      90,000 SH       SOLE                90,000
COMCAST HOLDINGS CORP           ZONES CV2% PCS    200300507  $ 10,703     312,500 SH       SHARED     1, 2                312,500
DELTA AIRLINES STK              Common            247361108  $  4,028     341,050 SH       SHARED     1, 2                341,050
DOLLAR TREE STORES INC          Common            256747106  $    601      20,000 SH       SOLE                20,000
FOREST LABS INC                 Common            345838106  $    309       5,000 SH       SOLE                 5,000
GATEWAY 2000 INC                Common            367626108  $    414      90,000 SH       SOLE                90,000
GENELABS TECHNOLOGIES           Common            368706107  $    196      70,000 SH       SOLE                70,000
GENERAL MOTORS CORP             Common            370442105  $  4,288      80,300 SH       SHARED     1, 2                 80,300
GENERAL MOTORS 6.25 7/15/33     DEB SR CV C 33    370442717  $ 26,554   3,919,300 SH       SHARED     1, 2              3,919,300
HOME DEPOT INC                  Common            437076102  $  1,135      32,000 SH       SOLE                32,000
JACUZZI BRANDS INC              Common            469865109  $    496      70,000 SH       SOLE                70,000
KROGER CO                       Common            501044101  $    185      10,000 SH       SOLE                10,000
LINENS 'N THINGS INC            Common            535679104  $    505      16,800 SH       SOLE                16,800
LUCENT TECHNOLOGIES INC         Common            549463107  $    303     106,900 SH       SHARED     1, 2                106,900
MISSION RESOURCES CORP          Common            605109107  $  2,821   1,254,020 SH       SOLE             1,254,020
SAFEWAY INC                     Common            786514208  $    219      10,000 SH       SOLE                10,000
ST JUDE MED INC                 Common            790849103  $  1,239      20,200 SH       SOLE                20,200
SIEBEL SYSTEMS INC              Common            826170102  $    762      55,000 SH       SOLE                55,000
SPRINT PCS GROUP                PCS COM SER 1     852061506  $  1,208     215,000 SH       SHARED     1, 2                215,000
SYMANTEC                        Common            871503108  $  1,039      30,000 SH       SOLE                30,000
TIME WARNER INC                 Common            887317105  $  1,169      65,000 SH       SHARED     1, 2                 65,000
TYCO INTL LTD NEW               Common            902124106  $ 20,783     784,300 SH       SHARED     1, 2                784,300
ADVANCED MICRO DEVICES INC      DBCV 4.750% 2/0   007903AE7  $  4,809   4,700,000 SH       SHARED     1, 2              4,700,000
ALLSTREAM INC                   CL A VTG SHS      02004C105  $  1,860      34,109 SH       SOLE                34,109
ALLSTREAM INC                   CL B LTD VTG SH   02004C204  $ 40,145     700,000 SH       SOLE               700,000
AMAZON.COM INC                  NOTE 4.750% 2/0   023135AF3  $ 10,831  10,780,000 SH       SHARED     1, 2             10,780,000
AMKOR TECHNOLOGY INC            NOTE 5.000% 3/1   031652AH3  $  1,990   2,000,000 SH       SHARED     1, 2              2,000,000
ATMEL CORP                      SDCV 5/2          049513AE4  $  4,298  10,000,000 SH       SHARED     1, 2             10,000,000
CHARTER COMMUNICATIONS INC D    NOTE 5.750% 10/1  16117MAB3  $ 11,280  12,000,000 SH       SHARED     1, 2             12,000,000
E*TRADE FINANCIAL CORP          NOTE  6.000% 2/0  269246AB0  $  3,637   3,555,000 SH       SHARED     1, 2              3,555,000
E*TRADE FINANCIAL CORP          NOTE  6.750% 5/1  269246AD6  $  8,949   7,350,000 SH       SHARED     1, 2              7,350,000
EL PASO CORP                    DBCV         2/2  28336LAC3  $ 11,646  25,000,000 SH       SHARED     1, 2             25,000,000
GB HOLDINGS INC                 Common            36150A109  $  2,467     795,770 SH       SOLE               795,770
IMCLONE SYSTEMS INC             Common            45245W109  $    397      10,000 SH       SOLE                10,000
IMCLONE SYSTEMS INC             NOTE  5.500% 3/0  45245WAD1  $ 11,909  11,850,000 SH       SHARED     1, 2             11,850,000
LIBERTY MEDIA CORP              DEB   3.750% 2/1  530715AL5  $ 19,104  29,000,000 SH       SHARED     1, 2             29,000,000
MCKESSON CORP                   Common            58155Q103  $    804      25,000 SH       SOLE                25,000
NTL INC                         Common            62940M104  $  3,265      46,809 SH       SOLE                46,809
NORTEL NETWORKS CORP NEW        NOTE  4.250% 9/0  656568AB8  $ 11,380  12,000,000 SH       SHARED     1, 2             12,000,000
PROVIDIAN FINANCIAL  CORP       Common            74406A102  $  6,405     550,300 SH       SHARED     1, 2                550,300
PROVIDIAN FINL CORP             NOTE         2/1  74406AAB8  $ 18,188  38,215,000 SH       SHARED     1, 2             38,215,000
QUANTA SERVICES INC             NOTE  4.000% 7/0  74762EAA0  $  2,098   2,326,000 SH       SHARED     1, 2              2,326,000
SANDISK CORP                    Common            80004C101  $    623      10,200 SH       SOLE                10,200
SEPRACOR INC                    NOTE  5.750%11/1  817315AQ7  $  7,514   7,500,000 SH       SHARED     1, 2              7,500,000
TARGET CORP                     Common            87612E106  $  1,090      28,400 SH       SOLE                28,400
VODAFONE GROUP PLC NEW          Sponsored ADR     92857W100  $    676      27,000 SH       SOLE                27,000
                                                      Total  $412,215


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03773.0001 #461925